Risk Management - Disclosure of contractual maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	£ 229,752	£ 210,184	£ 224,634
Cash collateral and settlement balances	130,532	119,843
Debt securities at amortised cost	68,475	68,210
Loans and advances at amortised cost to banks and customers	361,523	346,273
Reverse repurchase agreements and other similar secured lending	17,622	4,734
Trading portfolio assets	190,061	166,453
Financial assets at fair value through the income statement	186,857	193,734
Derivative financial instruments	252,459	293,530
Financial assets at fair value through other comprehensive income	74,394	78,059
Assets included in disposal group classified as held for sale	5,932	9,854
Other financial assets	847	891
Total financial assets	1,518,454	1,491,765
Other assets	25,711	26,437
Total assets	1,544,165	1,518,202	1,477,500
Liabilities
Deposits at amortised cost from banks	585,613	560,663
Cash collateral and settlement balances	117,583	106,229
Repurchase agreements and other similar secured borrowing	25,170	39,415
Debt securities in issue	119,033	92,402
Subordinated liabilities	12,954	11,921	10,494
Trading portfolio liabilities	57,737	56,908
Financial liabilities designated at fair value	294,108	282,224
Derivative financial instruments	240,808	279,415
Liabilities included in disposal group classified as held for sale	0	3,726
Other financial liabilities	5,852	6,133
Total financial liabilities	1,458,858	1,439,036
Other liabilities	7,071	6,685
Total liabilities	1,465,929	1,445,721	£ 1,405,600
Not more than one month
Assets
Cash and balances at central banks	229,752	210,184
Cash collateral and settlement balances	87,432	82,661
Debt securities at amortised cost	390	233
Loans and advances at amortised cost to banks and customers	23,738	24,290
Reverse repurchase agreements and other similar secured lending	10,826	1,390
Trading portfolio assets	190,061	166,453
Financial assets at fair value through the income statement	146,471	152,935
Derivative financial instruments	249,744	291,006
Financial assets at fair value through other comprehensive income	1,370	1,473
Assets included in disposal group classified as held for sale	0	0
Other financial assets	743	786
Total financial assets	940,527	931,411
Liabilities
Deposits at amortised cost from banks	462,723	450,889
Cash collateral and settlement balances	84,836	76,655
Repurchase agreements and other similar secured borrowing	10,174	18,771
Debt securities in issue	6,206	2,928
Subordinated liabilities	0	0
Trading portfolio liabilities	57,737	56,908
Financial liabilities designated at fair value	162,852	160,429
Derivative financial instruments	240,147	278,616
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	4,602	4,957
Total financial liabilities	1,029,277	1,050,153
Over one month but not more than three months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	43,100	37,182
Debt securities at amortised cost	5,136	1,009
Loans and advances at amortised cost to banks and customers	6,113	6,237
Reverse repurchase agreements and other similar secured lending	338	37
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	13,492	11,628
Derivative financial instruments	146	293
Financial assets at fair value through other comprehensive income	2,064	1,067
Assets included in disposal group classified as held for sale	0	3,710
Other financial assets	47	29
Total financial assets	70,436	61,192
Liabilities
Deposits at amortised cost from banks	42,184	40,688
Cash collateral and settlement balances	32,747	29,574
Repurchase agreements and other similar secured borrowing	4,507	1,823
Debt securities in issue	10,732	16,868
Subordinated liabilities	0	96
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	29,816	23,084
Derivative financial instruments	23	27
Liabilities included in disposal group classified as held for sale	0	3,726
Other financial liabilities	4	4
Total financial liabilities	120,013	115,890
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	1,776	2,218
Loans and advances at amortised cost to banks and customers	7,690	8,327
Reverse repurchase agreements and other similar secured lending	520	292
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,506	4,489
Derivative financial instruments	201	512
Financial assets at fair value through other comprehensive income	483	351
Assets included in disposal group classified as held for sale	5,932	0
Other financial assets	43	55
Total financial assets	21,151	16,244
Liabilities
Deposits at amortised cost from banks	38,930	34,512
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	75	84
Debt securities in issue	23,120	5,859
Subordinated liabilities	1,522	65
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	16,489	16,739
Derivative financial instruments	53	18
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	30	30
Total financial liabilities	80,219	57,307
Over six months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	3,362	3,591
Loans and advances at amortised cost to banks and customers	19,968	18,544
Reverse repurchase agreements and other similar secured lending	406	359
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,153	4,494
Derivative financial instruments	371	710
Financial assets at fair value through other comprehensive income	885	944
Assets included in disposal group classified as held for sale	0	0
Other financial assets	6	18
Total financial assets	29,151	28,660
Liabilities
Deposits at amortised cost from banks	33,970	26,999
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	3,030	8,537
Debt securities in issue	13,302	3,469
Subordinated liabilities	400	80
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,172	15,328
Derivative financial instruments	13	17
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	53	61
Total financial liabilities	64,940	54,491
Over one year but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	18,130	20,231
Loans and advances at amortised cost to banks and customers	58,229	57,020
Reverse repurchase agreements and other similar secured lending	1,971	1,676
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	10,863	10,174
Derivative financial instruments	1,622	783
Financial assets at fair value through other comprehensive income	13,412	14,239
Assets included in disposal group classified as held for sale	0	6,144
Other financial assets	5	2
Total financial assets	104,232	110,269
Liabilities
Deposits at amortised cost from banks	6,563	5,283
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	4,354	10,200
Debt securities in issue	17,566	17,477
Subordinated liabilities	1,870	2,126
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	31,413	28,320
Derivative financial instruments	258	282
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	196	202
Total financial liabilities	62,220	63,890
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	13,525	12,400
Loans and advances at amortised cost to banks and customers	38,340	32,755
Reverse repurchase agreements and other similar secured lending	2,816	980
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	3,036	5,568
Derivative financial instruments	302	79
Financial assets at fair value through other comprehensive income	22,875	23,511
Assets included in disposal group classified as held for sale	0	0
Other financial assets	2	0
Total financial assets	80,896	75,293
Liabilities
Deposits at amortised cost from banks	699	1,505
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	16,036	15,378
Subordinated liabilities	1,063	1,583
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,693	19,050
Derivative financial instruments	100	263
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	154	140
Total financial liabilities	37,745	37,919
Over five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Debt securities at amortised cost	26,156	28,528
Loans and advances at amortised cost to banks and customers	207,445	199,100
Reverse repurchase agreements and other similar secured lending	745	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,336	4,446
Derivative financial instruments	73	147
Financial assets at fair value through other comprehensive income	33,305	36,474
Assets included in disposal group classified as held for sale	0	0
Other financial assets	1	1
Total financial assets	272,061	268,696
Liabilities
Deposits at amortised cost from banks	544	787
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	3,030	0
Debt securities in issue	32,071	30,423
Subordinated liabilities	8,099	7,971
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,673	19,274
Derivative financial instruments	214	192
Liabilities included in disposal group classified as held for sale	0	0
Other financial liabilities	813	739
Total financial liabilities	£ 64,444	£ 59,386